General and Administrative Costs	3 Months Ended
Mar. 31, 2026
General and Administrative Costs
General and Administrative Costs	16. General and Administrative Costs General and administrative costs amount to € 3,852,000 for the three month period ended March 31, 2026 (three month period ended March 31, 2025: € 3,234,000).